Cash flows information	12 Months Ended
Dec. 31, 2025
Cash flows information

32.	Cash flows information

	Loans from related companies	Lease liabilities	Bank loans	Loans from directors
	(Note 22)	(Note 23)	(Note 25)	(Note 16)
	HK$	HK$	HK$	HK$

January 1, 2024	53,873,328	76,983,367	77,754,259	-

Changes from financing cash flows
Payment of bank loan	-	-	(7,569,370)	-
Interest paid for bank loan	-	-	(2,645,713)	-
Payment of loan from related companies	(10,190,497)	-	-	-
Interest paid for loan from related companies	(1,950,246)	-	-	-
Payment of principal portion of lease liabilities	-	(48,883,789)	-	-
Payment of interest portion of lease liabilities	-	(5,594,836)	-	-

Total changes from financing cash flows	(12,140,743)	(54,478,625)	(10,215,083)	-

Other changes
Increase in lease liabilities from entering into new lease (Note 13)	-	26,786,998	-	-
Increase in lease liabilities from modification (Note 13)	-	16,222,827	-	-
Interest on lease liabilities (Note 7)	-	5,594,836	-	-
Written back on disposal	-	3,307,941	-	-
Exchange difference	-	(306)	-	-
Interest on bank loan (Note 7)	-	-	2,645,713	-
Interest on loan from related companies (Note 7)	1,950,246	-	-	-

Total other changes	1,950,246	51,912,296	2,645,713	-

December 31, 2024	43,682,831	74,417,038	70,184,889	-

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

32.	Cash flows information (continued)

	Loan from related companies	Lease liabilities	Bank loans	Loans from directors
	(Note 22)	(Note 23)	(Note 25)	(Note 16)
	HK$	HK$	HK$	HK$

Changes from financing cash flows
Payment of bank loan	-	-	(8,023,653)	-
Interest paid for bank loan	-	-	(1,972,532)	-
Payment of loan from related companies	(900,676)	-	-	-
Interest paid for loan from related companies	(108,096)	-	-	-
Proceed from loans from directors	-	-	-	42,473,611
Payment of principal portion of lease liabilities	-	(42,925,920)	-	-
Payment of interest portion of lease liabilities	-	(3,931,817)	-	-

Total changes from financing cash flows	(1,008,772)	(46,857,737)	(9,996,185)	42,473,611

Other changes
Increase in lease liabilities from entering into new lease (Note 13)	-	29,572,601	-	-
Decrease in lease liabilities from modification (Note 13)	-	(1,012,044)	-	-
Interest on lease liabilities (Note 7)	-	3,931,817	-	-
Interest on bank loan (Note 7)	-	-	1,972,532	-
Interest on loan from related companies (Note 7)	1,587,422	-	-	-
Interest on loans from directors (Note 7)	-	-	-	2,213,330

Total other changes	1,587,422	32,492,374	1,972,532	2,213,330

December 31, 2025	44,261,481	60,051,675	62,161,236	44,686,941

December 31, 2025 (US$)	5,686,724	7,715,451	7,986,489	5,741,388

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023